Current and Deferred Taxes (Details) - Schedule of effect of deferred taxes on comprehensive income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Debt instruments at FVOCI	$ 14,907	$ 8,074
Cash flow hedges	36,927	10,918
Total deferred tax assets recognized through other comprehensive income	51,834	18,992
Deferred tax liabilities
Debt instruments at FVOCI	(42,371)	(15,830)
Cash flow hedges
Total deferred tax liabilities recognized through other comprehensive income	(42,371)	(15,830)
Net deferred tax balances in equity	9,463	3,162
Deferred taxes in equity attributable to shareholders of the Bank	9,776	3,444
Deferred tax in equity attributable to non-controlling interests	$ (313)	$ (282)